Borrowings	6 Months Ended
Jun. 30, 2025
Borrowings [Abstract]
BORROWINGS
10.	BORROWINGS

As of June 30, 2025 and December 31, 2024, summary of the borrowings is as following:

					As of June 30,		As of December 31,
					2025		2024
Bank and other financial institution	Annual interest rate	Start	Maturity	Principal	Long-term	Long-term (current portion)	Long-term	Long-term (current portion)
				USD	USD	USD	USD	USD
Maybank Singapore Limited	5.00%	July 2022	July 2027	314,490	69,326	65,952	95,624	59,887

Interest expenses were $3,696 and $7,057 for six months ended June 30, 2025 and 2024, respectively. The borrowings above are guaranteed by the Group’s shareholder, Poh Kiong Tan.

Debt Maturities

The contractual maturities of the Group’s borrowings as of June 30, 2025 were as follows:

Amount
USD
Within 1 year	65,952
1 – 2 years	69,326
Total	135,278